Amended and Restated

BY-LAWS

OF

LIBERTY ALL-STAR EQUITY FUND

As amended through June 4, 2020

ARTICLE I

DEFINITIONS

The terms “Commission,” “Custodian,” “Declaration,” “Distributor,” “Investment Adviser,” “Majority Shareholder Vote,” “1940 Act,” “Shareholder,” “Shares,” “Transfer Agent,” “Trust,” “Trust Property,” and “Trustees” have the respective meanings given them in the Declaration of Trust of Liberty All-Star Equity Fund dated August 20, 1986, as amended from time to time.

“Continuing Trustee” shall mean any Trustee who (1) has been a Trustee for a period of at least eighteen months, during no part of which time he or she has been an Interested Party (as defined below) or an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of an Interested Party, (2) has been a Trustee since the Trust’s initial public offering of its Shares, or (3) is a successor to a Continuing Trustee who is not an affiliated person of an Interested Party and was elected or nominated to succeed the Continuing Trustee by a majority of the other Continuing Trustees then in office.

“Interested Party” shall mean any person, other than an investment company advised by the Trust’s investment adviser or any of its “affiliated persons” (as defined in Section 2(a)(3) of the 1940 Act), that enters, or proposes to enter, into with the Trust: (1) a merger, consolidation, or statutory share exchange of the Trust with or into any other corporation or entity; (2) the issuance of any securities of the Trust to any Principal Shareholder1 for cash, except as part of an offering in which the Principal Shareholder has no special right to participate as compared to (a) other holders of the same class or series of shares, or (b) investors generally; (3) the sale, lease, exchange, mortgage, pledge, transfer, or other disposition by the Trust (in one or a series of transactions in any 12-month period) to or with any Principal Shareholder of any assets of the Trust having an aggregate fair market value of $1,000,000 or more, except for portfolio transactions (including pledges of portfolio securities in connection with borrowings) effected by the Trust in the ordinary course of business, tender offers, and transactions effected in connection with leverage; (4) the issuance or transfer by the Trust of any securities of the Trust to any person or entity for cash, securities, or other property or assets (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding (a) issuances or transfers of debt securities of the Trust, (b) sales of securities of the Trust in connection with a public offering, (c) issuances of securities of the Trust pursuant to a dividend or distribution reinvestment plan adopted by the Trust, (d) issuances of securities of the Trust upon the exercise of any share subscription rights distributed by the Trust, (e) issuances of securities of the Trust for the purposes of leverage, and (f) portfolio transactions effected by the Trust in the ordinary course of business.

1        The term “Principal Shareholder” shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than five percent (5%) of the outstanding Shares of any class of the Trust and shall include any affiliate or associate, as such terms are defined in clause (ii) below, of a Principal Shareholder. For the purposes of this Section, in addition to the Shares which a corporation, person or other entity beneficially owns directly, (a) any corporation, person or other entity shall be deemed to be the beneficial owner of any Shares (i) which it has the right to acquire pursuant to any agreement or upon exercise of the conversion rights or warrants, or otherwise (but excluding share options granted by the Trust) or (ii) which are beneficially owned, directly or indirectly (including Shares deemed owned through application of clause (i) above), by any other corporation, person or entity with which it or its “affiliate” or “associate” (as defined below) has any agreement, arrangement or understanding for the purposes of acquiring, holding, voting or disposing of Shares, or which it or its “affiliate” or “associate” as those terms are defined in Rule l2b-2 under the Securities Exchange Act of 1934, and (b) the outstanding Shares shall include Shares deemed owned through application of clauses (i) and (ii) above but shall not include any other Shares which may be issuable pursuant to any agreement, or upon exercise of conversion rights or warrants, or otherwise.

ARTICLE II

OFFICES

Section 1. Principal Office. Until changed by the Trustees, the principal office of the Trust in the Commonwealth of Massachusetts shall be in the City of Boston, County of Suffolk.

Section 2. Other Offices. The Trust may have offices in such other places without, as well as within, the Commonwealth of Massachusetts as the Trustees may from time to time determine.

ARTICLE III

SHAREHOLDERS

Section 1. Meetings. An annual meeting of Shareholders shall be held at such place within or without the Commonwealth of Massachusetts on such date and at such time as at least a majority of the Trustees and two-thirds of the Continuing Trustees shall designate. Except as required by applicable law, the Declaration, these By-Laws, or a resolution of at least a majority of the Trustees and two-thirds of the Continuing Trustees, the holders of a majority of outstanding Shares present in person or by proxy shall constitute a quorum at any meeting of the Shareholders. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum. A majority of the Board of Trustees, including a majority of the Continuing Trustees, has the sole power to fix the means of remote communication, if any, by which shareholders and proxy holders may be considered present in person and may vote at the meeting

Section 2. Special Meetings. At any time in the interval between annual meetings, special meetings of Shareholders may be called by at least a majority of the Trustees and two-thirds of the Continuing Trustees and shall be called by any Trustee upon written request of Shareholders holding in the aggregate no less than two-thirds of the outstanding Shares having voting rights, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the Shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such Shareholders. Any such meeting shall be held within or without the Commonwealth of Massachusetts on such date and at such time as at least a majority of the Trustees and two-thirds of the Continuing Trustees shall designate. The Chairman of the special meeting shall, if the facts warrant, determine and declare to the meeting that business was not properly brought before the meeting or is not a proper subject for the meeting; any such business shall not be considered or transacted. A majority of the Board of Trustees, including a majority of the Continuing Trustees, has the sole power to fix the means of remote communication, if any, by which shareholders and proxy holders may be considered present in person and may vote at the meeting

Section 3. Notice of Meetings. Notice of all meetings of Shareholders, stating the time, place, and purposes of the meeting, shall be given by the Trustees by mail (or other method of dissemination) to each Shareholder at his or her address as recorded on the register of the Trust, mailed (or otherwise disseminated) at least 10 days and not more than 90 days before the meeting. Except as otherwise required by law, only the business stated in the notice of the meeting shall be considered at such meeting; provided that, additional business may be brought before the meeting by or at the direction of at least a majority of the Trustees and two-thirds of the Continuing Trustees. No notice need be given to any Shareholder who shall have failed to inform the Trust of his or her current address or if a written waiver of notice, executed before or after the meeting by the Shareholder or his or her attorney thereunto authorized, is filed with the records of the meeting.

Section 4. Requirement to Appear at Meeting. Notwithstanding anything to the contrary in the provisions set forth in this Article III, unless otherwise required by law, if the Shareholder (or a qualified representative of the Shareholder) wishing to submit a proposal does not appear at the annual or special meeting of Shareholders of the Trust to present proposed business, such proposed business shall not be transacted, notwithstanding that proxies in respect of such vote may have been received by the Trust. For purposes hereof, to be considered a qualified representative of the Shareholder, an individual must be a duly authorized officer, manager or partner of such Shareholder or must be authorized by a writing executed by such Shareholder delivered by such Shareholder to the Secretary of the Trust in writing at least ten business days in advance of the Shareholder meeting to act for such Shareholder as proxy at the meeting of Shareholders.Section 5. Required Compliance with Exchange Act. A Shareholder shall also comply with all applicable requirements of the Exchange Act and the rules and regulations thereunder with respect to the matters set forth in this Article III; provided however, that any references in these By-Laws to the Exchange Act or the rules promulgated thereunder are not intended to and shall not limit any requirements applicable to proposals as to any business to be considered pursuant to this Article III, and compliance with these By-Laws shall be the exclusive means for a shareholder to submit business (other than matters brought properly under and in compliance with Rule 14a-8 under the Exchange Act (or any successor provision of law)).

Section 6. Adjournment. Any meeting of Shareholders may be adjourned from time to time, without notice, other than by announcement at the meeting at which the adjournment is taken. At any adjourned meeting at which a quorum shall be present, any action may be taken that could have been taken at the meeting originally called. A meeting of Shareholders may not be adjourned to a date more than 120 days after the original record date.

Section 7. Record Date for Meeting. For the purpose of determining the Shareholders who are entitled to notice of and to vote at any meeting, or to participate in any distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding 30 days, as the Trustees may determine; or, without closing the transfer books, the Trustees may fix a date not more than 90 days prior to the date of any meeting of Shareholders or distribution or other action as a record date for the determination of the persons to be treated as Shareholders of record for such purposes.

Section 8. Proxies. At any meeting of Shareholders, any holder of Shares entitled to vote thereat may vote the Shares he or she owns of record in person, by written proxy, or by electronic or telecommunications device if, as discussed below, provided by the Board of Trustees, provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Trust as the Secretary may direct, for verification prior to the time at which such vote shall be taken. Pursuant to a resolution of a majority of the Trustees, proxies may be solicited in the name of one or more Trustees or one or more of the officers of the Trust. Only Shareholders of record shall be entitled to vote. Each full Share shall be entitled to one vote and fractional Shares shall be entitled to a vote of such fraction. When any Share is held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect to such Share, but if more than one of them shall be present at such meeting in person or proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall not be received in respect of such Share. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. If the holder of any such Share is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person as regards the charge or management of such Share, he or she may vote by his or her guardian or such other person appointed or having such control, and such vote may be given in person or by proxy. The placing of a Shareholder’s name on a proxy pursuant to telephonic or electronically transmitted instructions obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such Shareholder shall constitute execution or signature of such proxy by or on behalf of such Shareholder.

To the maximum extent permitted by law, the Board of Trustees may provide that proxies may be given by any electronic or telecommunications device or in any other manner, but may also provide that, if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only either in person or by written proxy that is not given by any electronic or telecommunications means.

Section 9. Organization. At every meeting of Shareholders, an officer or a person designated by an officer of the Trust shall act as Chairman of the meeting. The Secretary, or in the Secretary’s absence or inability to act, a person appointed by the Chairman of the meeting, shall act as secretary of the meeting.

Section 10. Order of Business. The order of business at all meetings of Shareholders shall be as determined by the Chairman of the meeting. The Chairman of the meeting may prescribe such rules, regulations, and procedures and take such action as, in the discretion of such Chairman, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting entry to the meeting to only persons present at the commencement of the meeting; (b) limiting attendance at the meeting to Shareholders of record of the Trust, their duly authorized proxies and other such individuals as the Chairman of the meeting may determine; (c) limiting participation at the meeting on any matter to Shareholders of record of the Trust entitled to vote on such matter, their duly authorized proxies and other such individuals as the Chairman of the meeting may determine; (d) limiting the time allotted to questions or comments by participants; (e) determining when and for how long the polls should be open and when the polls should be closed; (f) maintaining order and security at the meeting; (g) removing any Shareholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the Chairman of the meeting; (h) concluding a meeting or recessing or adjourning the meeting to a later date and time and at a place announced at the meeting; and (i) complying with any state and local laws and other regulations concerning safety and security. Unless otherwise determined by the Chairman of the meeting, meetings of Shareholders shall not be required to be held in accordance with the rules of parliamentary procedure.

Section 11. Advance Notice of Shareholder Nominees for Trustee. For nominations to be properly brought before a meeting by a Shareholder, the Shareholder must have given timely notice thereof in writing to the Secretary of the Trust and must be entitled at the time of giving notice and the time of the meeting to vote for each such nominee. To be timely, a Shareholder’s notice shall set forth all information required under this Section 11 and shall be received by the Secretary at the principal offices of the Trust: (1) for an annual meeting, not earlier than the 150th day and not later than the 120th day prior to the first anniversary of the date of public release of the notice for the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from the first anniversary of the date of the preceding year’s annual meeting, notice by the Shareholder to be timely must be received by the Secretary no earlier than the 120th day prior to the date of such annual meeting and no later than the later of the 90th day prior to the date of such annual meeting or the 10th day following the day on which public announcement of the date of such meeting is first made; and (2) for a special meeting, not later than the close of business on the seventh day following the date on which notice of the date of such meeting is mailed or otherwise disseminated to Shareholders or public disclosure of the date of the special meeting is made, whichever occurs first. The public announcement of a postponement or adjournment of a meeting shall not commence a new time period for the giving of a Shareholder’s notice as described above.

A Shareholder’s notice of a nomination for the election or reelection of a trustee shall set forth as to each individual whom the Shareholder proposes to nominate as a trustee:

(i)	the name, age, business address, residence address, and principal occupation of any individual(s) being nominated (a “Proposed Nominee”) and each individual who has a Disclosable Relationship with such Proposed Nominee (“Proposed Nominee Associate”);
(ii)	a description of all agreements, arrangements, or understandings (whether written or oral) between such Proposed Nominee and any Proposed Nominee Associate of such Proposed Nominee related to, and any material interest of such Proposed Nominee Associate in, such nomination, including any anticipated benefit therefrom to such Proposed Nominee Associate;
(iii)	a description of all commercial and professional relationships and transactions between or among such Proposed Nominee or any Proposed Nominee Associate, and any other person or persons known to such Proposed Nominee or Proposed Nominee Associate to have a material interest in such nomination, including the nominating Shareholder and any Shareholder Associated Person (as defined below);
(iv)	a representation as to whether such Proposed Nominee is believed to be an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, and meets the other legal requirements to serve as a Trustee, including the rules adopted by the principal listing exchange upon which Shares are listed, the rules adopted pursuant to Rule 10A-3, and information regarding such individual that is sufficient, in the discretion of the Board of Trustees or any committee thereof, to examine such determinations;
(v)	a representation that the Proposed Nominee satisfies the Trustee Qualifications as set out in Article IV of these By-Laws, and information regarding such individual that is sufficient, in the discretion of the Board of Trustees or any committee thereof, to examine such representation;
(vi)	a representation that the Shareholder who intends to make the nomination is a holder of record or beneficial owner of shares of the Trust entitled to vote for each nominee at such meeting (together with proof thereof as would meet the requirements for proposals that are to be included in the Trust’s proxy statements pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended (“Exchange Act”), or any successor to such Rule) and intends to appear in person or by proxy at the meeting to nominate the person or persons specified in the notice;
(vii)	as to the Shareholder who intends to make the nomination and any Shareholder Associated Person, (A) the class and number of shares that are owned by such Shareholder and any Shareholder Associated Person, as of the date of such notice (which information shall be supplemented by such Shareholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (B) the nominee holder for, and number of shares owned beneficially but not of record by such Shareholder and by any Shareholder Associated Person, as of the date of such notice (which information shall be supplemented by such Shareholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (C) the date shares identified in (A) and (B) were acquired and the investment intent of such acquisition; and (D) whether and the extent to which any hedging or other transaction or series of transactions has been entered into by or on behalf of, or any other agreement, arrangement, or understanding (including any short position or any borrowing or lending of shares) has been made, the effect or intent of which is to mitigate loss to or manage risk of share price changes for, or to increase or decrease the voting power of, such Shareholder or any such Shareholder Associated Person with respect to any shares of the Trust, including any such activity effected by the use of securities or other instruments or any other issuer in effect as of the date of such notice (which information shall be supplemented by such Shareholder not later than five business days after the record date for the meeting to disclose such information as of the record date);

(viii)	the name, age, business address, residence address, and principal occupation of the Shareholder and Shareholder Associated Person giving notice, as they appear on the Trust’s share ledger and current name and address, if different;
(ix)	to the extent known by the Shareholder giving the notice, the name and address of any other Shareholder supporting the nomination of each individual for trustee on the date of such Shareholder’s notice;
(x)	a representation whether the Shareholder or any Shareholder Associated Person intends to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the outstanding shares required to approve the nomination and/or otherwise to solicit proxies from Shareholders in support of the nomination;
(xi)	any other information relating to such Proposed Nominee that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitations of proxies for election of trustees in a solicitation subject to Rule 14a-12(c) of the Exchange Act, whether or not the shareholder submitting the notice intends to deliver a proxy statement or solicit proxies and whether or not an election contest is involved, and any other information reasonably necessary to ensure the completeness and accuracy of the information provided;
(xii)	such Proposed Nominee’s written consent to being named as a nominee and to serving as a Trustee if elected;
(xiii)	a certificate executed by the Proposed Nominee certifying that such Proposed Nominee (a) is not, and will not become a party to, any agreement, arrangement, or understanding (whether written or oral) with any person or entity other than the Trust in connection with service or action as a Trustee of the Trust if elected that has not been disclosed to the Trust, (b) will serve as a Trustee of the Trust if elected, and (c) satisfies the Trustee Qualifications of these By-Laws; and
(xiv)	a Trustee questionnaire completed and submitted by the Proposed Nominee within 5 business days of such a request from the Trust and in such form as the Board of Trustees deems appropriate, and a background check or such information as the Trustees may reasonably require to determine the eligibility of such Proposed Nominee to serve as a Trustee of the Trust.

If information submitted pursuant to this Section 11 by any Shareholder shall be inaccurate in any material respect, such information may be deemed not to have been provided in accordance with this Section 11. Any such Shareholder shall notify the Trust of any inaccuracy or change (within two business days of becoming aware of such inaccuracy or change) in any such information. Upon written request by the secretary of the Trust or the Board of Trustees, any such Shareholder shall provide, within five business days of delivery of such request (or such other period as may be specified in such request), (A) written verification, satisfactory, in the discretion of the Board of Trustees or any authorized officer of the Trust, to demonstrate the accuracy of any information submitted by the Shareholder pursuant to this Section 11, and (B) a written update of any information (including, if requested by the Trust, written confirmation by such Shareholder that it continues to intend to bring such nomination) submitted by the Shareholder pursuant to this Section 11 as of an earlier date. If a Shareholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested may be deemed not to have been provided in accordance with this Section 11.

The Chairman of the meeting may refuse to acknowledge a nomination by any Shareholder that is not made in compliance with the foregoing procedures. Any determination by the Chairman that the Shareholder nomination is not in compliance shall be binding on all parties absent manifest error. Notwithstanding the foregoing provisions of this Section 11, a Shareholder shall also comply with all applicable requirements of Massachusetts law and of the Exchange Act and the rules and regulations thereunder with respect to matters set forth in herein.

For purposes of this Section 11 and Section 12 below, “Shareholder Associated Person” of any Shareholder shall mean (i) any person controlling, controlled by, or under common control with, directly or indirectly, or acting in concert with, such Shareholder (including, without limitation, any person who is a member of a “group” for purposes of Section 13(d) of the Exchange Act, or any successor provision, that includes such Shareholder); (ii) any beneficial owner of shares owned of record or beneficially by such Shareholder; and (iii) any person controlling, controlled by, or under common control with any such person named in (i) or (ii).

Section 12. Advance Notice of Shareholder Proposals. Any Shareholder who is entitled to vote in the election of trustees and meets the requirements of the proxy rules under the Exchange Act, may submit to the Board of Trustees proposals to be considered for submission to the Shareholders of the Trust for their vote. For a proposal to be considered at a meeting of Shareholders, the Shareholder must have given timely notice thereof to the Secretary of the Trust and must be entitled, both at the time of giving notice and the time of the meeting, to vote for each such proposal. To be timely, a notice shall set forth all information required under this Section 12 and shall be received by the Secretary at the principal offices of the Trust: (1) for an annual meeting, not earlier than the 150th day and not later than the 120th day prior to the first anniversary of the date of public release of the notice for the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from the first anniversary of the date of the preceding year’s annual meeting, notice by the Shareholder to be timely must be received by the Secretary no earlier than the 120th day prior to the date of such annual meeting and no later than the later of the 90th day prior to the date of such annual meeting or the 10th day following the day on which public announcement of the date of such meeting is first made; and (2) for a special meeting, not later than the close of business on the seventh day following the date on which notice of the date of such meeting is mailed or otherwise disseminated to Shareholders or public disclosure of the date of the special meeting is made, whichever occurs first. The public announcement of a postponement or adjournment of a meeting shall not commence a new time period for the giving of a Shareholder’s notice as described above.

Each such notice shall set forth:

(i)	the proposal to be introduced, the reasons for proposing such business at the meeting, and any material interest in such business of such Shareholder and any Shareholder Associated Person (as defined in Section 11 above), individually or in the aggregate, including any anticipated benefit to the Shareholder or any Shareholder Associated Person therefrom;
(ii)	a representation that the Shareholder is a holder of record or beneficial owner of shares of the Trust entitled to vote at such meeting (together with proof thereof as would meet the requirements for proposals that are to be included in the Trust’s proxy statements pursuant to Rule 14a-8 under the Exchange Act or any successor to such Rule) and intends to appear in person or by proxy at the meeting to introduce the proposal specified in the notice;
(iii)	as to the Shareholder who intends to introduce a proposal and any Shareholder Associated Person (as defined below), (A) the class and number of shares that are owned by such Shareholder and any Shareholder Associated Person, as of the date of such notice (which information shall be supplemented by such Shareholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (B) the nominee holder for, and number of shares owned beneficially but not of record by such Shareholder and by any Shareholder Associated Person, as of the date of such notice (which information shall be supplemented by such Shareholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (C) the date shares identified in (A) and (B) were acquired and the investment intent of such acquisition; and (D) whether and the extent to which any hedging or other transaction or series of transactions has been entered into by or on behalf of, or any other agreement, arrangement, or understanding (including any short position or any borrowing or lending of shares) has been made, the effect or intent of which is to mitigate loss to or manage risk of share price changes for, or to increase or decrease the voting power of, such Shareholder or any such Shareholder Associated Person with respect to any shares of the Trust, including any such activity effected by the use of securities or other instruments of any other issuer in effect as of the date of such notice (which information shall be supplemented by such Shareholder not later than five business days after the record date for the meeting to disclose such information as of the record date);

(iv)	the name, age, business address, residence address, and principal occupation of the Shareholder and the Shareholder Associated Person as they appear on the Trust’s share ledger and current name and address, if different;
(v)	to the extent known by the Shareholder giving the notice, the name and address of any other Shareholder supporting the proposal on the date of such Shareholder’s notice;
(vi)	a representation whether the Shareholder or any Shareholder Associated Person intends to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the outstanding shares required to approve the proposal and/or otherwise to solicit proxies from Shareholders in support of the proposal;
(vii)	a description of any agreement, arrangement or understanding (whether written or oral) with respect to the proposal between or among such Shareholder and such beneficial owner, any of their respective Shareholder Associated Persons, and any other person or persons (including their names) in connection with the proposal of such business and any material interest of such person or any Shareholder Associated Person of such person, in such business, including any anticipated benefit therefrom to such person, or any Shareholder Associated Person of such person;
(viii)	a description of all commercial and professional relationships and transactions between or among such Shareholder and such beneficial owners or their respective Shareholder Associated Persons, and any other person or persons known to such Shareholder and such beneficial owners or their respective Shareholder Associated Persons to have a material interest in the matter that is the subject of such notice; and
(ix)	all other information relating to the proposal that is required to be disclosed in connection with the proposal, or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder.

If information submitted pursuant to this Section 12 by any Shareholder shall be inaccurate in any material respect, such information may be deemed not to have been provided in accordance with this Section 12. Any such Shareholder shall notify the Trust of any inaccuracy or change (within two business days of becoming aware of such inaccuracy or change) in any such information. Upon written request by the Secretary of the Trust or the Board of Trustees, any such Shareholder shall provide, within five business days of delivery of such request (or such other period as may be specified in such request), (A) written verification, satisfactory, in the discretion of the Board of Trustees or any authorized officer of the Trust, to demonstrate the accuracy of any information submitted by the Shareholder pursuant to this Section 12, and (B) a written update of any information (including, if requested by the Trust, written confirmation by such Shareholder that it continues to intend to bring such nomination) submitted by the Shareholder pursuant to this Section 12 as of an earlier date. If a Shareholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested may be deemed not to have been provided in accordance with this Section 12.

The Chairman of the meeting may refuse to acknowledge the introduction of any Shareholder proposal not made in compliance with the foregoing procedure. Any determination by the Chairman that the Shareholder proposal is not in compliance shall be binding on all parties absent manifest error. Notwithstanding the foregoing provisions of this Section 12, a Shareholder shall also comply with all applicable requirements of Massachusetts law and of the Exchange Act and the rules and regulations thereunder with respect to matters set forth in herein. Nothing in this Section 12 shall be deemed to affect any right of a Shareholder to request inclusion of a proposal in, nor the right of the Trust to omit a proposal from, the Trust’s proxy statement pursuant to Rule 14a-8 (or any successor provision) under the Exchange Act.

Section 13. Inspection of Records. No Shareholder shall have any right to inspect any records of the Trust, except as conferred by law or authorized by resolution of the Board of Trustees.

Section 14. Required Vote. Except as otherwise provided by applicable law or by the Declaration, these By-Laws, or a resolution of a majority of the Trustees and at least three-fourths of the Continuing Trustees specifying a greater or lesser vote requirement for the transaction of any item of business that properly comes before a meeting of Shareholders, the affirmative vote of a majority of the shares outstanding and entitled to vote shall be required to approve any matter that properly comes before the meeting. However, at all times, the affirmative vote of a majority of the total number of votes entitled to be cast thereon shall be required to approve the election of a trustee.

ARTICLE IV

TRUSTEES

Section 1. Meetings of the Trustees. The Trustees may in their discretion provide for regular or stated meetings of the Trustees. Notice of regular or stated meetings need not be given. Unless statute, these By-Laws, or a resolution of the Trustees provides otherwise, any such notice need not state the business to be transacted at or the purposes of any regular or special meeting of the Trustees. Meetings of the Trustees other than regular or stated meetings shall be held whenever called by the President, or by any one of the Trustees, at the time being in office. Notice of the time and place of each meeting other than regular or stated meetings shall be given by the Secretary or an Assistant Secretary or by the officer or Trustee calling the meeting and shall be mailed to each Trustee at least two days before the meeting, or shall be emailed or sent via other electronic means to each Trustee at his or her business address or personally delivered to him or her at least one day before the meeting. Such notice may, however, be waived by any Trustee. Notice of a meeting need not be given to any Trustee if a written waiver of notice or a waiver of notice by electronic transmission, executed by him or her before or after the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting prior thereto or at its commencement the lack of notice to him or her. A waiver of notice need not specify the purpose of any meeting. The Trustees may meet by means of a telephone conference circuit or similar communications equipment by means of which all persons participating in the meeting can hear each other, which telephone conference meeting shall be deemed to have been held at a place designated by the Trustees at the meeting. Unless provided otherwise by statute or regulation, participation in a telephone conference meeting shall constitute presence in person at such meeting. Any action required or permitted to be taken at any meeting of the Trustees may be taken by the Trustees without a meeting if a majority of the Trustees consent to the action in writing and the written consents are filed with the records of the Trustees’ meetings. Such consents shall be treated as a vote for all purposes.

Section 2. Quorum and Manner of Acting. One-third of the Trustees shall be present in person at any regular or special meeting of the Trustees in order to constitute a quorum for the transaction of business at such meeting and (except as otherwise required by law, the Declaration, or these By-Laws) the act of a majority of the Trustees present at any such meeting, at which a quorum is present, shall be the act of the Trustees. In the absence of a quorum, a majority of the Trustees present may adjourn the meeting from time to time until a quorum shall be present. Notice of an adjourned meeting need not be given.

Section 3. Chairman of the Board. The Board of Trustees shall appoint a Chairman of the Board from among the Trustees who are not “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act). The Chairman of the Board shall have no greater liability, nor be held to any higher standard, by reason of being Chairman of the Board. The Chairman of the Board shall preside at all meetings of the Board of Trustees at which he or she is present. The Chairman of the Board shall have and may exercise such powers as are, from time to time, assigned to him or her by the Board of Trustees or as may be required by law. The Chairman of the Board shall serve (a) until his or her successor has been duly appointed and qualified by the Board of Trustees, or (b) until his or her death, or until he or she shall have resigned or have been removed, as herein provided in these By-Laws. The Chairman of the Board may resign at any time by giving written notice to the Board of Trustees. Any such resignation shall take effect at the time specified therein or, if the time when it shall become effective is not specified therein, immediately upon its receipt or as otherwise determined by the Board of Trustees. The Chairman of the Board may be removed by the Board of Trustees with or without cause at any time. A vacancy in the office of Chairman of the Board may be filled by the vote of the Board of Trustees.

Section 4. Non-Disclosure Agreement. If directed by 2/3 of the Continuing Trustees, a Trustee shall be required as a condition to his or her service as a Trustee to execute and deliver to the Trust an agreement (in such form and with such content as the Board of Trustees shall approve) requiring all information received in an individual’s capacity as a Trustee of the Trust to be held confidential.Section 5. Requirement to Adhere to Trust Policies. If directed by 2/3 of the Continuing Trustees, a Trustee shall be required as a condition to his or her service as a Trustee to execute and deliver to the Trust an acknowledgement of the policies of the Trust upon taking office as a Trustee and after any change in such policies of the Trust. Failure to adhere to any policies shall constitute grounds for the removal of the Trustee for “Cause” as provided in Section 2.2 of the Declaration. Section 6. Qualification. Subject to the provisions of the Declaration, these By-Laws, and except as otherwise required by applicable law, only persons satisfying the following qualification requirements applicable to all trustees may be nominated, elected, appointed, qualified, or seated (“nominated or seated”) to serve as a trustee unless at least a majority of the Board of Trustees and two-thirds of the Continuing Trustees shall have determined by resolution that failure to satisfy a particular qualification requirement will not present undue conflicts or impede the ability of the individual to discharge the duties of a trustee or the free flow of information among trustees or between the Trust’s service providers and the Board of Trustees:

(i) An individual nominated or seated as a trustee shall, at the time the individual is nominated or seated, serve as a trustee or director of no more than five public companies having securities registered under the Exchange Act (investment companies having the same investment adviser or administrator shall all be counted as a single company for this purpose);

(ii) Except as provided herein and by applicable law, an individual nominated or seated as a trustee shall not be an employee, officer, partner, member, director, or record or beneficial owner of 5% or more of any class of securities of (A) any investment adviser or person in a control relationship with such investment adviser (other than the investment adviser to the Trust or any investment adviser in a control relationship with the Trust’s investment adviser), or (B) an entity controlling or controlled by any investment adviser (other than the Trust’s investment adviser or any investment adviser in a control relationship with the Trust’s investment adviser or any person in a control relationship with any of the foregoing);

(iii) An individual nominated or seated as a trustee shall not have been charged (unless such charges were dismissed or the individual was otherwise exonerated) with a criminal offense involving moral turpitude, dishonesty or breach of trust, or have been convicted or have pled guilty or nolo contendere with respect to a felony under the laws of the United States or any state thereof;

(iv) An individual nominated or seated as a trustee shall not be and shall not have been subject to any censure, order, consent decree (including consent decrees in which the respondent has neither admitted nor denied the findings), or adverse final action of any federal, state, or foreign governmental or regulatory authority (including self-regulatory organizations), barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business, nor shall an individual nominated or seated as a trustee be the subject of any investigation or proceeding that could reasonably be expected to result in such individual failing to satisfy the requirements of this paragraph, nor shall any individual nominated or seated as a trustee be or have engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the U.S. Securities and Exchange Commission (“SEC”) censuring; placing limitations on the activities, functions, or operations of; suspending, or revoking the registration of any investment adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940;

(v) An individual nominated or seated as a trustee shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(a) of the 1940 Act that would result in, or could have reasonably been expected or would reasonably be expected to result in, such individual or a company of which such individual is an affiliated person (as defined in Section 2(a)(3) of the 1940 Act) being ineligible, in the absence of an exemptive order under Section 9(c) of the 1940 Act, to serve or act in the capacity of employee, officer, director, member of an advisory board, investment adviser, or depositor of any registered investment company, or principal underwriter for any registered investment company, registered unit investment trust, or registered face amount certificate company;

(vi) An individual nominated or seated as a trustee shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(b) of the 1940 Act that, in the absence of an exemptive order under Section 9(c) of the 1940 Act, would permit, or could reasonably have been expected or would reasonably be expected to permit, the SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from serving or acting as an employee, officer, director, member of an advisory board, investment adviser, or depositor of, or principal underwriter for, a registered investment company or affiliated person (as defined in Section 2(a)(3) of the 1940 Act) of such investment adviser, depositor, or principal underwriter;

(vii) An individual nominated or seated as a trustee shall not be the beneficial owner of, or be a person party to an agreement, arrangement, understanding, or practice for sharing information or decisions concerning Shareholder actions or the acquisition, disposition, or voting of Shares with, any person(s) who in the aggregate is or are the beneficial owners of 5% or more of the outstanding shares of any class of Shares (each such person other than the Fund’s investment adviser, any investment adviser in a control relationship with the Fund’s investment adviser, or any person in a control relationship with any of the foregoing, a “5% Holder”) and shall not have a disclosure relationship with a 5% Holder;

(viii) An individual nominated or seated as a trustee shall not, and any immediate family member of such nominee shall not, be employed or have been employed within the last two full calendar years and current year by, or have, or have had within the last two full calendar years and current year any material commercial or professional relationship with, any 5% Holder or any person who controls, is controlled by, or is under common control or acts in concert with any 5% Holder;

(ix) An individual nominated or seated as a trustee shall not, and any immediate family member of such nominee shall not, have accepted directly or indirectly, during the calendar year of the election for which such individual is nominated or seated or during the immediately preceding calendar year, any consulting, advisory, or other compensatory fee from any 5% Holder or from any person who controls, is controlled by, or is under common control or acts in concert with any 5% Holder; and

(x) An individual nominated or seated as a trustee shall not, and any immediate family member of such nominee shall not, be an officer, director, general partner, or managing member (or person performing similar functions) of any 5% Holder or of any person who controls, is controlled by, or is under common control or acts in concert with any 5% Holder.

Section 7. Removal of Trustees. As provided by the Declaration, any Trustee may be removed (provided the aggregate number of Trustees after such removal shall not be less than the number required by the Declaration) with cause, at any time by written instrument, signed by at least two-thirds of the remaining Trustees, specifying the date when such removal shall become effective. For the purpose of this paragraph, “cause” shall mean, with respect to any particular Trustee, conviction of a felony, a final judgment of a court of competent jurisdiction holding that such Trustee caused demonstrable, material harm to the Trust through bad faith or active and deliberate dishonesty, or any other act or omission of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Section 8. No Fiduciary Duty. Except to the extent required by applicable law or expressly stated herein, nothing in these By-Laws shall be deemed to create any fiduciary duty or other legal duty or obligation (a) on the part of the Trustees or Trust officers to the Trust, the Shareholders, or any other person; or (b) on the part of the Trust to the Shareholders or any other person except the Trustees.

ARTICLE V

COMMITTEES AND ADVISORY BOARD

Section 1. Executive and Other Committees. The Trustees by vote of a majority of all the Trustees may elect from their own number an Executive Committee to consist of not less than three (3) to hold office at the pleasure of the Trustees, which shall have the power to conduct the current and ordinary business of the Trust while the Trustees are not in session, including the purchase and sale of securities and such other powers of the Trustees as the Trustees may, from time to time, delegate to them except those powers which by law, the Declaration, or these By-Laws they are prohibited from delegating. The Trustees may also elect from their own number other Committees from time to time, the number composing such Committees, the powers conferred upon the same (subject to the same limitations as with respect to the Executive Committee) and the term of membership on such Committees to be determined by the Trustees. The Trustees may designate a Chairman of any such Committee. In the absence of such designation the Committee may elect its own Chairman.

Section 2. Meeting, Quorum, and Manner of Acting. The Trustees may (1) provide for stated meetings of any Committees, (2) specify the manner of calling and notice required for special meetings of any Committee, (3) specify the number of members of a Committee required to constitute a quorum and the number of members of a Committee required to exercise specified powers delegated to such Committee, (4) authorize the making of decisions to exercise specified powers by written assent of the requisite number of members of a Committee without a meeting, and (5) authorize the members of a Committee to meet by means of a telephone conference circuit.

The Executive Committee shall keep regular minutes of its meetings and records of decisions taken without a meeting and cause them to be recorded in a book designated for that purpose and kept in the office of the Trust.

Section 3. Advisory Board. The Trustees may appoint an Advisory Board to consist in the first instance of not less than three (3) members. Members of such Advisory Board shall not be Trustees or officers and need not be Shareholders. Members of this Board shall hold office for such period as the Trustees may by resolution provide. Any member of such Board may resign therefrom by a written instrument signed by him or her, which shall take effect upon delivery to the Trustees. The Advisory Board shall have no legal powers and shall not perform the functions of Trustees in any manner, said Board being intended merely to act in an advisory capacity. Such Advisory Board shall meet at such times and upon such notice as the Trustees may by resolution provide.

ARTICLE VI

OFFICERS

Section 1. Number and Qualifications. The Trust shall have a President, a Treasurer, and a Secretary, each of whom shall be elected by the Board of Trustees. The Board of Trustees may also elect or appoint any other officers and agents it deems necessary or proper. Any two or more offices may be held by the same person, except the office of President and Vice President, but no officer shall execute, acknowledge, or verify in more than one capacity any instrument required by law to be executed, acknowledged, or verified in more than one capacity. The President, the Treasurer, and the Secretary shall be elected by the Board of Trustees each year at its first meeting held after the annual meeting of Shareholders, each to hold office until the meeting of the Board following the next annual meeting of Shareholders and until his or her successor shall have been duly elected and shall have qualified, or until his or her death, or until he or she shall have resigned or have been removed, as provided in these By-Laws. Other elected officers are elected by the Trustees. Assistant officers may be appointed by the elected officers. Such other officers and agents shall have such duties and shall hold their offices for such terms as may be prescribed by the Board or by the appointing authority. Any officer other than the Chairman of the Board may be, but none need be, a Trustee, and any officer may be, but none need be a Shareholder.

Section 2. Resignations. Any officer of the Trust may resign at any time by giving written notice of his or her resignation to the Board of Trustees, the Chairman of the Board, the President, or the Secretary. Any resignation shall take effect at the time specified therein or, if the time when it shall become effective is not specified therein, immediately upon its receipt. The acceptance of a resignation shall not be necessary to make it effective unless otherwise stated in the resignation.

Section 3. Removal of Officer, Agent or Employee. Any officer, agent or employee of the Trust may be removed by the Board of Trustees with or without cause at any time, and the Board may delegate the power of removal as to agents and employees not elected or appointed by the Board of Trustees.

Section 4. Vacancies. A vacancy in any office, whether arising from death, resignation, removal, or any other cause, may be filled for the unexpired portion of the term of the office that shall be vacant, in the manner prescribed in these By-Laws for the regular election or appointment to that office.

Section 5. Compensation. The compensation, if any, of the officers of the Trust shall be fixed by the Board of Trustees, but this power may be delegated to any officer with respect to other officers under his or her control.

Section 6. Bonds or Other Security. If required by the Board, any officer of the Trust shall give a bond or other security for the faithful performance of his or her duties, in an amount and with any surety or sureties as the Board may require.

Section 7. President. The President shall be the chief executive officer of the Trust and shall have, subject to the control of the Board of Trustees, general charge of the business and affairs of the Trust, and may employ and discharge employees and agents of the Trust, except those elected or appointed by the Board, and he or she may delegate these powers.

Section 8. Vice President. Each Vice President shall have the powers and perform the duties that the President or the Board of Trustees may from time to time prescribe. In the absence or disability of the President, the Vice President or, if there be more than one Vice President, any Vice President designated by the Board of Trustees, shall perform all the duties and may exercise any of the powers of the President, subject to the control of the Board of Trustees.

Section 9. Treasurer. The Treasurer shall be the principal financial and accounting officer of the Trust. He or she shall deliver all funds of the Trust that may come into his or her hands to such Custodian as the Trustees may employ pursuant to Article X of these By-Laws. He or she shall render a statement of condition of the finances of the Trust to the Trustees as often as they shall require the same, and he or she shall in general perform all the duties incident to the office of Treasurer and such other duties as from time to time may be assigned to him or her by the Board of Trustees.

Section 10. Assistant Treasurers. In the absence or disability of the Treasurer, the Assistant Treasurer, or, if there be more than one, any Assistant Treasurer designated by the Board of Trustees, shall perform all the duties, and may exercise all the powers, of the Treasurer. The Assistant Treasurers, if any, shall perform such other duties as from time to time may be assigned to them by the Treasurer or the Board of Trustees.

Section 11. Secretary. The Secretary shall keep the minutes of all meetings of the Board of Trustees and of all meetings of Shareholders in proper books provided for that purpose; he or she shall have custody of the seal of the Trust; he or she shall have charge of the share transfer books, lists, and records unless the same are in the charge of the Transfer Agent. He or she shall attend to the giving and serving of all notices by the Trust in accordance with the provisions of these By-Laws and as required by law; and subject to these By-Laws, he or she shall in general perform all duties incident to the office of Secretary and such other duties as from time to time may be assigned to him or her by the Board of Trustees.

Section 12. Assistant Secretaries. In the absence or disability of the Secretary, the Assistant Secretary, or, if there be more than one, any Assistant Secretary designated by the Board of Trustees, shall perform all of the duties, and may exercise all of the powers, of the Secretary. The Assistant Secretaries, if any, shall perform such other duties as from time to time may be assigned to them by the Secretary or the Board of Trustees.

Section 13. Delegation of Duties. In case of the absence or disability of any officer of the Trust, or for any other reason that the Board of Trustees may deem sufficient, the Board may confer for the time being the powers or duties, or any of them, of such officer upon any other officer or upon any Trustee.

ARTICLE VII

FISCAL YEAR

The fiscal year of the Trust shall begin on the 1st day of January in each year and shall end on the last day of December in each year, provided, however, that the Trustees may from time to time change the fiscal year.

ARTICLE VIII

SEAL

The Trustees shall adopt a seal that shall be in such form and shall have such inscription thereon as the Trustee may from time to time prescribe.

ARTICLE IX

WAIVERS OF NOTICE

Whenever any notice whatever is required to be given by law, the Declaration, or these By-Laws, a waiver thereof in writing (which includes email and other similar forms of electronic communication), signed by the person or persons entitled to said notice, whether before or after the time stated therein, shall be deemed equivalent thereto. A notice shall be deemed to have been given for the purpose of these By-Laws when it has been successfully transmitted by email or other similar forms of electronic communication.

ARTICLE X

CUSTODIAN

Section 1. Appointment and Duties. The Trustees shall at all times employ a bank or trust company having a capital, surplus, and undivided profits of at least five million dollars ($5,000,000) as Custodian with authority as its agent, but subject to such restrictions, limitations, and other requirements, if any, as may be contained in the Declaration, these By-Laws, and the 1940 Act:

(1)       to hold the securities owned by the Trust and deliver the same upon written order;

(2)       to receive and receipt for any monies due to the Trust and deposit the same in its own banking department or elsewhere as the Trustees may direct;

(3)       to disburse such funds upon orders or vouchers;

(4)       if authorized by the Trustees, to keep the books and accounts of the Trust and furnish clerical and accounting services; and

(5)       if authorized to do so by the Trustees, to compute the net income of the Trust, all upon such basis of compensation as may be agreed upon between the Trustees and the Custodian. If so directed by a Majority Shareholder Vote, the Custodian shall deliver and pay over all property of the Trust held by it as specified in such vote.

The Trustees may also authorize the Custodian to employ one or more sub-Custodians from time to time to perform such of the acts and services of the Custodian and upon such terms and conditions as may be agreed upon between the Custodian and such sub-Custodian and approved by the Trustees, provided that in every case such sub-Custodian shall be a bank or trust company organized under the laws of the United States or one of the states thereof and having capital, surplus, and undivided profits of at least five million dollars ($5,000,000).

Section 2. Central Certificate System. Subject to such rules, regulations, and orders as the Commission may adopt, the Trustees may direct the Custodian to deposit all or any part of the securities owned by the Trust in a system for the central handling of securities established by a national securities exchange or a national securities association registered with the Commission under the Exchange Act, or such other person as may be permitted by the Commission, or otherwise in accordance with the 1940 Act, pursuant to which system all securities of any particular class or series of any issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of such securities, provided that all such deposits shall be subject to withdrawal only upon the order of the Trust or its Custodian.

Section 3. Acceptance of Receipts in Lieu of Certificates. Subject to such rules, regulations, and orders as the Commission may adopt, the Trustees may direct the Custodian to accept written receipts or other written evidence indicating purchases of securities held in book-entry form in the Federal Reserve System in accordance with regulations promulgated by the Board of Governors of the Federal Reserve System and the local Federal Reserve Banks in lieu of receipt of certificates representing such securities.

Section 4. Provisions of Custodian Contract. The following provisions shall apply to the employment of a Custodian pursuant to this Article X and to any contract entered into with the Custodian so employed:

(a) The Trustees shall cause to be delivered to the Custodian all securities owned by the Trust or to which it may become entitled, and shall order the same to be delivered by the Custodian only upon completion of a sale, exchange, transfer, pledge, loan of portfolio securities to another person or other disposition thereof, and upon receipt by the Custodian of the consideration therefor or a certificate of deposit or a receipt of an issuer or of its Transfer Agent, all as the Trustees may generally or from time to time require or approve, or to a successor Custodian; and the Trustees shall cause all funds owned by the Trust or to which it may become entitled to be paid to the Custodian, and shall order the same disbursed only for investment against delivery of the securities acquired, or the return of cash held as collateral for loans of portfolio securities, or in payment of expenses, including management compensation, and liabilities of the Trust, including distributions to Shareholders, or to a successor Custodian; provided, however, that nothing herein shall prevent delivery of securities for examination to the broker selling the same in accord with the “street delivery” custom whereby such securities are delivered to such broker in exchange for a delivery receipt exchanged for a delivery receipt exchanged on the same day for an uncertified check of such broker to be presented on the same day for certification. Notwithstanding anything to the contrary in these By-Laws, upon receipt of proper instructions, which may be standing instructions, the Custodian may delivery funds in the following cases. In connection with repurchase agreements, the Custodian may transmit, prior to receipt on behalf of the Fund of any securities or other property, funds from the Fund’s custodian account to a special custodian approved by the Trustees of the Fund, which funds shall be used to pay for securities to be purchased by the Fund subject to the Fund’s obligation to sell and the seller’s obligation to repurchase such securities. In such case, the securities shall be held in the custody of the special custodian. In connection with the Trust’s purchase or sale of financial futures contracts, the Custodian shall transmit, prior to receipt on behalf of the Fund of any securities or other property, funds from the Trust’s custodian account in order to furnish to and maintain funds with brokers as margin to guarantee the performance of the Trust’s futures obligations in accordance with the applicable requirements of commodities exchanges and brokers.

(b) In case of the resignation, removal, or inability to serve of any such Custodian, the Trust shall promptly appoint another bank or trust company meeting the requirements of this Article X as successor Custodian. The agreement with the Custodian shall provide that the retiring Custodian shall, upon receipt of notice of such appointment, deliver the funds and property of the Trust in its possession to and only to such successor, and that pending appointment of a successor Custodian, or a vote of the Shareholders to function without a Custodian, the Custodian shall not delivery funds and property of the Trust to the Trust, but may deliver them to a bank or trust company doing business in Boston, Massachusetts, of its own selection, having an aggregate capital, surplus, and undivided profits (as shown in its last published report) of at least $5,000,000, as the property of the Trust to be held under terms similar to those on which they were held by the retiring Custodian.

ARTICLE XI

SALES OF SHARES OF THE TRUST

Section 1. Sales of Shares. (a) The Trustees may from time to time issue and sell or cause to be issued and sold Shares for cash or other property, which shall in every case be paid or delivered to the Custodian as agent of the Trust before the delivery of any certificate for such shares. The Shares, including additional Shares that may have been purchased by the Trust (herein sometimes referred to as “treasury shares”), may not be sold at less than the net asset value thereof determined by or on behalf of the Trustees as of a time within 48 hours, excluding Sundays and holidays, next preceding the time of such determination, except (1) in connection with an offering to the holders of Shares, (2) with the consent of a majority of the holders of Shares, (3) upon conversion of a convertible security in accordance with its terms, (4) upon the exercise of any warrant issued in accordance with the provisions of section 18(d) of the 1940 Act, or (5) under such other circumstances as the Commission may permit by rules and regulations or orders for the protection of investors.

(b) No Shares need be offered to existing Shareholders before being offered to others. No Shares shall be sold by the Trust (although Shares previously contracted to be sold may be issued upon payment therefor) during any period when the determination of net asset value is suspended by declaration of the Trustees. In connection with the acquisition by merger or otherwise of all or substantially all the assets of an investment company (whether a regulated or private investment company or a personal holding company), the Trustees may issue or cause to be issued Shares and accept in payment therefor such assets at not more than market value in lieu of cash, notwithstanding that the federal income tax basis to the Trust of any assets so acquired may be less than the market value, provided that such assets are of the character in which the Trustees are permitted to invest the funds of the Trust.

Section 2. Share Certificates. Unless otherwise provided by the Board of Trustees and permitted by law, each holder of Shares of the Trust shall be entitled upon specific written request to such person as may be designated by the Trust to have a certificate or certificates, in a form approved by the Board, representing the number of Shares of the Trust owned by him or her; provided, however, that certificates for fractional Shares will not be delivered in any case. If Share certificates are issued, the Board of Trustees may make any additional rules and regulations, not inconsistent with these By-Laws, as it may deem expedient concerning the issue, transfer, and registration of certificates for Shares of the Trust. The Board may appoint, or authorize any officer or officers to appoint, one or more transfer agents or one or more transfer clerks and one or more registrars and may require all certificates for Shares to bear the signature or signatures of any of them.

Section 3. Uncertificated Shares. The Board of Trustees may authorize the issuance of uncertificated securities if permitted by law. In the event that the Board of Trustees authorizes the issuance of uncertificated securities, the Board of Trustees may, in its discretion, and at any time, discontinue the issuance of Share certificates and may, by written notice to the registered owners of each certificated Share, require the surrender of Share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares of the Trust.

ARTICLE XII

DIVIDENDS AND DISTRIBUTIONS

Section 1. Limitations on Distributions. The total of distributions to Shareholders paid in respect of any one fiscal year, subject to the exceptions noted below, shall, when and as declared by the Trustees be approximately equal to the sum of (A) the net income, exclusive of the profits or losses realized upon the sale of securities or other property, for such fiscal year, determined in accordance with generally accepted accounting principles (which, if the Trustees so determine, may be adjusted for net amounts included as such accrued net income in the price of Shares issued or repurchased), but if the net income exceeds the amount distributed by less than one cent per share outstanding at the record date for the final dividend, the excess shall be treated as distributable income of the following year; and (B) in the discretion of the Trustees, an additional amount which shall not substantially exceed the excess of profits over losses on sales of securities or other property for such fiscal year. The decision of the Trustees as to what, in accordance with generally accepted accounting principles, is income and what is principal shall be final, and except as specifically provided herein the decision of the Trustees as to what expenses and charges of the Trust shall be charged against principal and what against income shall be final, all subject to any applicable provisions of the 1940 Act and rules, regulations, and orders of the Commission promulgated thereunder. For the purposes of the limitation imposed by this Section 1, Shares issued pursuant to Section 2 of this Article XII shall be valued at the amount of cash that the Shareholders would have received if they had elected to receive cash in lieu of such Shares.

Inasmuch as the computation of net income and gains for federal income tax purposes may vary from the computation thereof on the books, the above provisions shall be interpreted to give to the Trustees the power in their discretion to distribute for any fiscal year as ordinary dividends and as capital gains distributions, respectively, additional amounts sufficient to enable the Trust to avoid or reduce liability for taxes. Any payment made to Shareholders pursuant to clause (B) of this Section 1 shall be accompanied by a written statement showing the source or sources of such payment, and the basis of computation thereof. The Trustees may, in their discretion, elect to retain the amounts referred to in Clause B of this Section 1 and pay any federal income taxes thereon.

Section 2. Distributions Payable in Cash or Shares. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans, or related plans as the Trustees shall deem appropriate. The Trustees shall have power, to the fullest extent permitted by the laws of Massachusetts but subject to the limitation as to cash distributions imposed by Section 1 of this Article XII, at any time or from time to time to declare and cause to be paid distributions payable at the election of any of the Shareholders (whether exercised before or after the declaration of the distribution) either in cash or in Shares, provided that the sum of (i) the cash distribution actually paid to any Shareholder and (ii) the net asset value of the Shares which that Shareholder elects to receive, in effect at such time as the Trustees may specify, shall not exceed the full amount of cash to which that Shareholder would be entitled if he elected to receive only cash. In the case of a distribution payable in cash or Shares, a Shareholder failing to express his or her election before a given time shall be deemed to have elected to take Shares rather than cash.

Section 3. Stock Dividends. Anything in these By-Laws to the contrary notwithstanding, the Trustees may at any time declare and distribute pro rata among the Shareholders a “stock dividend” out of either authorized but unissued Shares or treasury Shares or both.

ARTICLE XIII

CLAIMS

Section 1. Direct Claims. As used herein, a “direct” Shareholder claim shall refer to (i) a claim based upon alleged violations of a Shareholder’s individual rights independent of any harm to the Trust or the Shareholders generally, including a Shareholder’s voting rights under Article III, rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the Shareholder and independent of any harm to the Trust or the Shareholders generally; and (ii) a claim for which a direct Shareholder action is expressly provided under the U.S. federal securities laws. Any other claim asserted by a Shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, shall be considered a “derivative” claim as used herein.

Section 2. Derivative Claims.

(a) Any decision by the Trustees to reject a demand or to bring, maintain or settle (or not to bring, maintain or settle) a proceeding, or to vindicate (or not vindicate) any claim on behalf, or for the benefit, of the Trust, or to submit the matter to a vote of Shareholders, shall be made by majority vote of the Trustees in their sole business judgment and such decision shall be binding upon the Shareholders. In their sole discretion, the Trustees may submit the decision of whether to proceed with such a claim or reject such claim to a vote of Shareholders of the Trust or any series or class, as appropriate.

(b) No Shareholder shall commence any proceeding asserting or relating to a derivative claim unless and until (i) a written demand has been made upon the Trust to take action on such claim, and (ii) subject to further extension as provided below, (a) 180 days have elapsed from the date the demand was made, or (b) if the decision whether to reject such demand has been duly submitted to a vote of the Shareholders, 180 days have elapsed from the date the demand was made. Notwithstanding the period prescribed for consideration by the Trustees of any demand, the Trust shall advise the Shareholder submitting such demand if the Trust requires additional time within which to conduct an inquiry into the allegations made in the demand, and such notification shall extend the time periods provided for in numbered clause (ii) above, and no claim, suit or proceeding shall be commenced during the pendency of the inquiry. Additionally, upon any decision to reject a demand relating to any claim by the Board of Trustees in accordance with Section 2(a) above or by a vote of Shareholders, no suit, proceeding or other action shall be commenced or maintained by that Shareholder based upon or substantially related or similar to such claim.

(c) Any written demand shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed proceeding or claim and the essential facts relied upon by the Shareholder to support the allegations made in the demand.

(d) Any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf or for the benefit of the Trust who is not an “interested person” of the Trust within the meaning of the 1940 Act shall be deemed to be independent and disinterested with respect to such demand, proceeding or claim.

ARTICLE XIV

AMENDMENTS

These By-Laws, or any of them, may be altered, amended, or repealed, or new By-Laws may be adopted (a) by Majority Shareholder Vote, or (b) by the Trustees; provided, however, that no By-Law may be amended, adopted, or repealed by the Trustees if such amendment, adoption, or repeal requires, pursuant to law, the Declaration or these By-Laws, a vote of the Shareholders or if such amendment, adoption, or repeal changes or affects the provisions of Sections 1 and 4 of Article X or the provisions of this Article XIII.

ARTICLE XV

MISCELLANEOUS

The Trust shall not impose any restrictions upon the transfer of the Shares of the Trust except as provided in the Declaration, but this requirement shall not prevent the charging of customary transfer agent fees.

The Trust shall not permit any officer or Trustee of the Trust, or any partner, officer, or director of the Investment Adviser or underwriter of the Trust to deal for or on behalf of the Trust with himself or herself as principal or agent, or with any partnership, association, or corporation in which he or she has a financial interest; provided, however, that the foregoing provisions shall not prevent (a) officers and Trustees of the Trust or partners, officers, or directors of the Investment Adviser or underwriter of the Trust from buying, holding, or selling shares in the Trust, or from being partners, officers, or directors or otherwise financially interested in the Investment Adviser or underwriter of the Trust or any affiliate thereof; (b) purchases or sales of securities or other property by the Trust from or to an affiliated person or to the Investment Adviser or underwriters of the Trust if such transaction is exempt from the applicable provisions of the 1940 Act; (c) purchases of investments for the portfolio of the Trust or sales of investments owned by the Trust through a security dealer who is, or one or more of whose partners, shareholders, officers, or directors is, an officer or Trustee of the Trust, or a partner, officer, or director of the Investment Adviser or underwriter of the Trust, if such transactions are handled in the capacity of broker only and commissions charged do not exceed customary brokerage charges for such services; (d) employment of legal counsel, registrar, Transfer Agent, dividend disbursing agent, or Custodian who is, or has a partner, shareholder, officer, or director who is, an officer or Trustee of the Trust, or a partner, officer, or director of the Investment Adviser or underwriter of the Trust, if only customary fees are charged for services to the Trust; (e) sharing statistical research, legal and management expenses, and office hire and expenses with any other investment company in which an officer or Trustee of the Trust, or a partner, officer, or director of the Investment Adviser or underwriter of the Trust, is an officer or director or otherwise financially interested.

The provisions of these By-Laws are severable, and if the Board of Trustees shall determine, with the advice of legal counsel, that any of such provisions is in conflict with applicable law, the conflicting provision shall be deemed never to have constituted a part of these By-Laws; provided, however, that such determination shall not affect any of the remaining provisions of these By-Laws or render invalid or improper any action taken or omitted prior to such determination. If any provision of these By-Laws shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of these By-Laws in any jurisdiction.

Any suit, action, or proceeding brought by or in the right of any holder of Shares or any person claiming any interest in any Shares seeking to enforce any provision of, or based on any matter arising out of, related to, or in connection with, these By-Laws or the Trust, any series or class of any Shares, including, without limitation, any claim of any nature against the Trust, any series or class, the Trustees or officers of the Trust, or the Investment Adviser shall be brought exclusively in the United States District Court for the District of Massachusetts to the extent that court has subject matter jurisdiction over the action and/or claims asserted and otherwise in the courts of the Commonwealth of Massachusetts to the extent there is subject matter jurisdiction in those courts for the claims asserted.

END OF BY-LAWS

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